Debt - Future minimum repayments (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Debt
2021	$ 7,917,245
2022	21,950,733
2023	15,834,489
2024	96,069,639
2025	3,600,000
Total long-term debt	$ 145,372,106	$ 213,883,887